UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tegean Capital Management, LLC

Address:    Two Grand Central Tower
            140 East 45th Street, 37th Floor
            New York, New York 10017

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald Henry
Title:   Chief Financial Officer
Phone:   (212) 201-1954


Signature, Place and Date of Signing:

/s/ Donald Henry              New York, New York               May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $179,636
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.


                                                     FORM 13F INFORMATION TABLE
                                                   Tegean Capital Management, LLC
                                                          December 31, 2011



COLUMN 1                     COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                             TITLE                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS            CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE   SHARED  NONE
--------------               ---------           ------      --------- --------  --- ----   ----------- -----   -----  ------- ----
SPDR S&P 500 ETF TR          TR UNIT             78462F103    9,857       70,000 SH  PUT                           70,000
SPDR S&P 500 ETF TR          TR UNIT             78462F103    7,787       55,300 SH  PUT                           55,300
ISHARES TR                   BARCLYS 20+ YEAR    464287432    1,964       17,500 SH  PUT                           17,500
APPLE INC                    COM                 037833100    1,799        3,000 SH  PUT                            3,000
APPLE INC                    COM                 037833100    8,394       14,000 SH  PUT                           14,000
APPLE INC                    COM                 037833100    6,595       11,000 SH  PUT                           11,000
POWERSHARES QQQ TRUST        UNIT SER 1          73935A104    5,404       80,000 SH  PUT                           80,000
POWERSHARES QQQ TRUST        UNIT SER 1          73935A104    2,702       40,000 SH  PUT                           40,000
SPDR SERIES TRUST            S&P HOMEBUILD       78464A888    2,257      105,700 SH  PUT                          105,700
SPDR SERIES TRUST            S&P HOMEBUILD       78464A888    1,068       50,000 SH  PUT                           50,000
AMERICAN INTL GROUP INC      COM NEW             026874784    7,708      250,000 SH                               250,000
BANK OF AMERICA CORPORATION  COM                 060505104    9,570    1,000,000 SH                             1,000,000
CAPITAL ONE FINL CORP        COM                 14040H105    8,361      150,000 SH                               150,000
CITIGROUP INC                COM NEW             172967424   14,620      400,000 SH                               400,000
FIFTH THIRD BANCORP          COM                 316773100   12,641      900,000 SH                               900,000
GOLDMAN SACHS GROUP INC      COM                 38141G104   11,193       90,000 SH                                90,000
HUNTINGTON BANCSHARES INC    COM                 446150104      967      150,000 SH                               150,000
JPMORGAN CHASE & CO          COM                 46625H100   18,392      400,000 SH                               400,000
METLIFE INC                  COM                 59156R108   11,205      300,000 SH                               300,000
MORGAN STANLEY               COM NEW             617446448   12,766      650,000 SH                               650,000
NEWMONT MINING CORP          COM                 651639106    5,127      100,000 SH                               100,000
PNC FINL SVCS GROUP INC      COM                 693475105   11,288      175,000 SH                               175,000
SPRINT NEXTEL CORP           COM SER 1           852061100    2,850    1,000,000 SH                             1,000,000
WELLS FARGO & CO NEW         COM                 949746101    5,121      150,000 SH                               150,000



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